Lease (Details 2) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease right-of-use asset	$ 28,430	$ 49,347	$ 129,683
Current portion	28,830	50,047	80,136
Non-current portion		0	50,047
Operating lease liabilities	28,830	50,047	$ 130,183
2025	29,064	50,862
Thereafter	0	0
Operating leases, future minimum payments due	29,064	50,862
Less: Imputed interest	$ (234)	$ (815)